Contributed Equity - Ordinary Share Capital (Parenthetical) (Details)					6 Months Ended
	Jun. 29, 2023 shares	May 01, 2023 shares	Apr. 12, 2023 shares	Mar. 15, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 21, 2023 $ / shares shares	Jan. 01, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued							45,221,586
Number of shares issued and fully paid					486,947,711			48,677,462	486,774,622
Par value per share | $ / shares							$ 1
Share issue expenses | $					$ 4,201	$ 23,815
Share issue costs | $					29,515
Raised capital | $					$ 338,155,349			$ 338,108,198	$ 338,108,198
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares					$ 0.5
Number of Shares				33,333	33,333
Raised capital | $				$ 16,667
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares					$ 0.9
Number of Shares				66,666	66,666
Raised capital | $				$ 59,999
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	39,515	23,356	1,910	8,309
Number of vested performance rights					73,090